Note 8 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

8.
Stock-Based Compensation

Total noncash stock-based compensation expense relating to the Company’s stock options and RSUs recognized during the three
and
nine
months ended
September
30,
2019
and
2018,
is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Cost of revenues	$40	$20	$128	$56
Research and development expenses	122	137	339	353
Selling, general and administrative expenses	361	611	1,065	1,619
	$523	$768	$1,532	$2,028

11.
Stock-Based Compensation

Stock-based compensation for the Company includes amortization related to all stock options, RSUs and shares issued under the ODPP and the Company’s ESPP, based on the grant-date estimated fair value. The Company estimates the fair value of stock options and shares issued under the ESPP on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes model determines the fair value of stock-based payment awards based on the fair market value of the Company’s common stock on the date of grant and is affected by assumptions regarding a number of complex and subjective variables. These variables include, but are not
limited to, the fair value of the Company’s common stock, and the volatility over the expected term of the awards. The Company has opted to use the “simplified method” for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option. Prior to the Company’s IPO in
January
2015,
due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, stage of development, risk profile, and position within the industry as well as selecting companies with historical share price information sufficient to meet the expected life of the stock-based awards. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the share-based payments.. The Company will continue to analyze the historical stock price volatility and expected term assumptions as more historical data for the Company’s common stock becomes available. The risk-free rate assumption is based on the U.S. Treasury instruments with maturities similar to the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history of not
paying dividends and its expectation that it will
not
declare dividends for the foreseeable future.

As noncash stock-based compensation expense recognized in the financial statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Effective
January
1,
2017,
the Company adopted ASU
2016
-
09
and elected to recognize forfeitures when they occur using a modified retrospective approach. Prior to
January 1, 2017,
the Company estimated a forfeiture rate for its stock options and RSUs based on an analysis of its actual forfeitures based on actual forfeiture experience and other factors. Forfeitures are estimated at the time of grant and revised, if necessary, over the service period to the extent that actual forfeitures differ, or are expected to differ, from prior estimates. Forfeitures are estimated based on estimated future employee turnover and historical experience.

Total noncash stock-based compensation expense relating to the Company’s stock options, ODPP, ESPP and RSUs recognized, before taxes, during the years ended
December
31,
2018
and
2017,
is as follows (in thousands):

	Year Ended December 31,
	2018	2017
Cost of revenues	$97	$269
Research and development expenses	547	1,766
Selling, general and administrative expenses	2,436	2,931
	$3,080	$4,966